Cover	Jun. 17, 2026
Cover [Abstract]
Entity Registrant Name	SOLITARIO RESOURCES CORP.
Entity Central Index Key	0000917225
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 17, 2026
Entity File Number	001-32978
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	84-1285791
Entity Address Address Line 1	4251 Kipling Street
Entity Address Address Line 2	Suite 390
Entity Address City Or Town	Wheat Ridge
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80033
City Area Code	303
Local Phone Number	534-1030
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	XPL
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false